UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lincluden Management Limited
Address:          1275 North Service Road W., Suite 607
                  Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alanna Sinclair-Whitty
Title:   Assistant Vice President and Secretary
Phone:   (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty      Oakville, Ontario, Canada         July 25, 2006
[Signature]                           [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total:  $632,134
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                   Form 13F File Number         Name

1                     028-11931                    Old Mutual (US) Holdings Inc.


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
Name of                       Title of                   Value      Shares or Sh/  Put/  Investment      Other    Voting Authority
Issuer                        Class          Cusip       $000's     Prn Amt   Prn  Call  Discretion    Managers   Sole  Shared  None
ACTIVISION INC NEW            COM NEW        004930202  $ 3,155      277,272 Shs          DEFINED            1     277,272
ALCAN INC.                    COM            013716105 $ 25,030      533,720 Shs          DEFINED            1     533,720
AON CORP                      COM            037389103  $ 4,937      141,800 Shs          DEFINED            1     141,800
ARACRUZ CELULOSE SA           SPON ADR PFD B 038496204  $ 3,433       65,500 Shs          DEFINED            1      65,500
AXA                           SPON ADR       054536107  $ 2,999       91,500 Shs          DEFINED            1      91,500
BANK OF AMERICA CORPORATION   COM            060505104  $ 7,548      156,916 Shs          DEFINED            1     156,916
BANK MONTREAL QUE             COM            063671101 $ 47,971      890,580 Shs          DEFINED            1     890,580
BANK NOVA SCOTIA HALIFAX      COM            064149107 $ 34,105      859,990 Shs          DEFINED            1     859,990
BARRICK GOLD INC.             COM            067901108 $ 31,294    1,058,341 Shs          DEFINED            1   1,058,341
BCE INC                       COM            05534B109 $ 22,691      959,067 Shs          DEFINED            1     959,067
BT GROUP PLC                  SPON ADR       05577E101  $ 3,100       70,000 Shs          DEFINED            1      70,000
CAE INC                       COM            124765108 $ 18,398    2,413,524 Shs          DEFINED            1   2,413,524
CAMECO  CORP.                 COM            13321L108 $ 26,283      659,010 Shs          DEFINED                  659,010
CDN IMPERIAL BANK OF COMMERCE COM            136069101  $ 6,425       95,900 Shs          DEFINED            1      95,900
COMMERCE BANCORP INC NJ       COM            200519106  $ 2,957       82,900 Shs          DEFINED            1      82,900
CVS CORP                      COM            126650100  $ 6,580      214,330 Shs          DEFINED            1     214,330
DANAHER CORP DEL              COM            235851102  $ 4,432       68,910 Shs          DEFINED            1      68,910
DELL INC.                     COM            24702R101  $ 3,571      146,000 Shs          DEFINED            1     146,000
DOMTAR INC                    COM            257561100 $ 16,509    2,671,800 Shs          DEFINED            1   2,671,800
DOW CHEMICAL                  COM            260543103  $ 2,641       75,450 Shs          DEFINED            1      75,450
DU PONT E I DE NEMOURS & CO   COM            263534109  $ 3,228       77,600 Shs          DEFINED            1      77,600
FIFTH THIRD BANCORP           COM            316773100  $ 4,994      135,150 Shs          DEFINED            1     135,150
FRANCE TELECOM SA             SPON ADR       35177Q105  $ 4,148      189,750 Shs          DEFINED            1     189,750
HONEYWELL INTL INC            COM            438516106  $ 5,244      130,130 Shs          DEFINED            1     130,130
HSBC HLDGS PLC                SPON ADR NEW   404280406  $ 5,210       58,980 Shs          DEFINED            1      58,980
IMPERIAL OIL LTD              COM NEW        453038408 $ 22,270      608,910 Shs          DEFINED            1     608,910
JOHNSON & JOHNSON             COM            478160104  $ 6,438      107,440 Shs          DEFINED            1     107,440
KINROSS GOLD CORP             COM NO PAR     496902404 $ 19,539    1,790,200 Shs          DEFINED            1   1,790,200
LANDAUER INC                  COM            51476K103  $ 2,581       53,875 Shs          DEFINED            1      53,875
LSI LOGIC CORP                COM            502161102  $ 1,820      203,400 Shs          DEFINED            1     203,400
MAGNA INTL INC                CL A           559222401 $ 27,460      384,470 Shs          DEFINED            1     384,470
MICROSOFT CORP.               COM            594918104  $ 4,378      187,910 Shs          DEFINED            1     187,910
NOKIA CORP                    SPON ADR       654902204  $ 6,060      299,130 Shs          DEFINED            1     299,130
NORTEL NETWORKS CORP NEW      COM            656568102 $ 10,904    4,902,475 Shs          DEFINED            1   4,902,475
NOVA CHEMICALS CORP.          COM            66977W109 $ 36,861    1,282,030 Shs          DEFINED            1   1,282,030
PETRO-CDA                     COM            71644E102 $ 21,390      450,340 Shs          DEFINED            1     450,340
PFIZER INC                    COM            717081103  $ 4,552      189,700 Shs          DEFINED            1     189,700
RADIOSHACK CORP               COM            750438103  $ 2,829      202,100 Shs          DEFINED            1     202,100
ROGERS COMMUNICATIONS INC     CL B           775109200 $ 23,970      595,130 Shs          DEFINED            1     595,130
SAFEWAY INC                   COM NEW        786514208  $ 3,552      136,620 Shs          DEFINED            1     136,620
SOUTHWEST AIRLS CO            COM            844741108  $ 1,922      117,400 Shs          DEFINED            1     117,400
STRYKER CORP                  COM            863667101  $ 4,499      106,840 Shs          DEFINED            1     106,840
TALISMAN ENERGY INC           COM            87425E103 $ 24,271    1,417,040 Shs          DEFINED            1   1,417,040
THOMSON CORP                  COM            884903105 $ 33,726      874,340 Shs          DEFINED            1     874,340
TIMBERLAND CO                 CL A           887100105  $ 3,371      129,150 Shs          DEFINED            1     129,150
TORONTO DOMINION BK ONT       COM NEW        891160509 $ 44,313      871,720 Shs          DEFINED            1     871,720
TOTAL S A                     SPON ADR       89151E109  $ 3,244       49,514 Shs          DEFINED            1      49,514
TRANSALTA CORP                COM            89346D107 $ 13,087      632,800 Shs          DEFINED            1     632,800
UNITED TECHNOLOGIES CORP      COM            913017109  $ 5,661       89,260 Shs          DEFINED            1      89,260
VISTEON CORP                  COM            92839U107  $ 2,949      409,100 Shs          DEFINED            1     409,100
ZALE CORP NEW                 COM            988858106  $ 3,604      149,600 Shs          DEFINED            1     149,600
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